SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Gondolas	3 years
Leasehold improvements	Lesser of useful life or term of lease
Property and equipment, net consisted of the following:

	As of December 31, 2023	As of December 31, 2022
(In thousands)	(Successor)
Computer hardware, software and equipment	$689	$944
Furniture and fixture	533	724
Machinery and equipment	812	608
Internally developed software	854	889
Gondolas	7,078	6,040
Leasehold improvements	2,070	2,051
Total property and equipment	$12,036	$11,256
Less accumulated depreciation	(6,105)	(2,928)
Property and equipment, net	$5,931	$8,328